Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Disclosure of expenses of share-based payments arrangements
The Company operates various share-based compensation plans, both equity-settled and cash-settled plans. The consolidated statement of profit or loss includes the following expenses arising from share-based payments:

	Year ended December 31
in € thousand	2023	2022	2021
Stock option plans	5,152	1,916	646
Free convertible preferred share plans	—	—	652
Free ordinary shares program	1,514	719	1,334
Phantom shares	(390)	(11,291)	11,877
SHARE-BASED COMPENSATION EXPENSE /(INCOME)	6,276	(8,656)	14,509

Disclosure of number and weighted average exercise prices of share options and phantom shares
Changes in the number of stock options outstanding and their related weighted average exercise prices are as follows:

	2023			2022
	Number of options	Number of shares available	Average exercise price (in € per share)	Number of options	Number of shares available	Average exercise price (in € per share)
OUTSTANDING AS AT JANUARY 1	5,774,339	5,776,114	4.90	3,933,385	3,996,588	3.11
Granted	3,441,269	3,441,269	5.25	3,152,751	3,152,751	6.47
Expired	(3,648)	(4,015)	2.92	—	—	—
Forfeited	(647,024)	(647,024)	5.25	(196,834)	(196,834)	3.05
Exercised	(14,134)	(15,542)	2.92	(1,114,963)	(1,176,391)	3.32
OUTSTANDING AT YEAR END	8,550,802	8,550,802	5.02	5,774,339	5,776,114	4.90
Exercisable at year end	3,296,856	3,296,856	3.98	2,621,588	2,623,363	3.02
In accordance with the foregoing, changes in the outstanding phantom shares are as follows:

	Year ended December 31
number of phantom shares	2023	2022
OUTSTANDING AS AT JANUARY 1	670,500	841,450
Granted	—	117,000
Forfeited	(50,000)	(67,001)
Exercised	(210,000)	(220,949)
OUTSTANDING AT YEAR END	410,500	670,500

Disclosure of maturity analysis of available share options outstanding and phantom shares outstanding
Stock options outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price (in € per share)	Number of options as at December 31, (presentation as number of convertible shares)
expiry date		2023	2022
2023	2.92	—	19,557
2025	3.92	43,655	43,655
2026	2.71	14,500	14,500
2027	2.85	551,475	551,475
2029	3.05	1,770,676	1,994,176
2032	6.47	2,750,477	3,152,751
2033	5.25	3,420,019	—
OUTSTANDING AT YEAR END		8,550,802	5,776,114
Phantom shares outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price (in € per share)	Number of phantom shares as at December 31,
expiry date		2023	2022
2027	2.85	6,250	6,250
2029	3.05	194,250	244,250
2030	—	210,000	420,000
OUTSTANDING AT YEAR END		410,500	670,500

Disclosure of significant inputs in the model, shares options and phantom shares
The significant inputs into the models were:

As at Dec 15, 2023
Expected volatility (%), based on historical volatility	72.95
Expected vesting period (term in years)	5.50 – 6.50
Risk-free interest rate (%)	2.12 – 3.15
The significant inputs into the models were:

	Year ended December 31
	2023	2022
Expected volatility (in %)	51.26	51.07-86.95
Expected vesting period (term in years)	—	0.25-0.93
Risk-free interest rate (in %)	2.10	1.32-2.37

Disclosure of number of free ordinary shares granted
The number of free ordinary shares granted was as follows:

	Year ended December 31
number of free ordinary shares granted	2023	2022
Executive Committee (formerly Management Board)	263,842	196,855
Senior Leadership Group	181,478	205,056
FREE ORDINARY SHARES GRANTED	445,320	401,911

Disclosure of number and weighted average exercise prices of of free ordinary shares
In accordance with the foregoing, changes in the outstanding free ordinary shares are as follows:

	Year ended December 31
number of free shares	2023	2022
OUTSTANDING AS AT JANUARY 1	1,487,667	1,842,404
Granted	445,320	401,911
Forfeited	(14,725)	(120,000)
Exercised	(549,632)	(636,648)
OUTSTANDING AT YEAR END	1,368,630	1,487,667